Commitments and Contingencies - Commitments to Fund Newbuilding and Other Construction Contract Costs (Details) $ in Thousands	Sep. 30, 2016 USD ($) Vessel	Dec. 31, 2015 Vessel
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	$ 3,044,568
Remainder of 2016	158,406
2017	1,054,634
2018	1,072,789
2019	558,834
2020	$ 199,905
Number of vessels | Vessel	9	11
Capital Addition Purchase Commitments, Consolidated Entities [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	$ 1,537,362
Remainder of 2016	39,129
2017	708,539
2018	540,580
2019	249,114
2020	0
Capital Addition Purchase Commitments, Equity Method Investee [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	1,507,206
Remainder of 2016	119,277
2017	346,095
2018	532,209
2019	309,720
2020	199,905
Debt facility used to finance a portion of estimated fully built-up cost	269,000
Unrecorded unconditional purchase obligation, funded by debt	$ 236,000